Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net earnings (loss) for the year	$ 73,685	$ (379,631)
Other comprehensive income (loss):
Change in fair value of investments in equity securities	1,256	(2,306)
Actuarial losses on employee benefit plans	(6,361)	(1,197)
Income tax recovery on actuarial losses on employee benefit plans	633	359
Other comprehensive income that will not be reclassified to profit or loss, before tax	(4,472)	(3,144)
Total comprehensive income (loss) for the year	69,213	(382,775)
Attributable to:
Shareholders of the Company	76,114	(365,028)
Non-controlling interests	(6,901)	(17,747)
Total comprehensive loss for the year	$ 69,213	$ (382,775)